Finance Agreement Payable	12 Months Ended
Dec. 31, 2022
Finance Agreement Payable
Finance Agreement Payable

Note 6 – Finance Agreement Payable

On October 31, 2022, the Company entered into an agreement with a premium financing company to finance its Directors and Officers insurance premiums for 12-month policies effective October 25, 2022. The amount financed of $1,037,706 is payable in 11 monthly installments plus interest at a rate of 6.216% through September 28, 2023. Finance agreement payable was $849,032 at December 31, 2022. $926,658 has been recorded in prepaid expenses and is being amortized over the life of the policy.